LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance leases	$ 0	$ 0	$ 0
Sub-lease income	0	0	0
Short-term lease expense	$ 0	$ 0	$ 0